Convertible Note Payable - Related Party (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Jan. 24, 2012
Debt Disclosure [Abstract]
Debt Instrument Interest Rate Stated Percentage				4.00%
Convertible Notes Payable				$ 40,000
Price per share				$ 0.10
Interest expense	$ 399	$ 399	$ 693